Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Until the sale of the Teekay Gas Business in January 2022, the Company provided ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters, all of which form part of discontinued operations as at December 31, 2021. In addition, the Company was reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the years ended December 31, 2021, 2020 and 2019, the Company earned $82.8 million, $78.3 million and $68.8 million, respectively, of fees pursuant to these management agreements and reimbursement of costs. Such amounts are reflected in discontinued operations (see Note 23) in the consolidated statements of (loss) income. On October 4, 2021, the Company entered into an agreement to, among other things, sell certain subsidiaries which collectively contain the shore-based management operations for certain of Teekay LNG Partners’ joint ventures (see Note 23). This sale closed on January 13, 2022 (see Note 24). Following this sale, the Company no longer provides ship management services to Teekay LNG Partners but does continue to provide certain corporate services to Seapeak for a period of months following the closing of the sale.

In September 2018, Seapeak entered into an agreement with its 52%-owned joint venture with Marubeni Corporation (or the MALT Joint Venture) to charter in one of the MALT Joint Venture's LNG carriers, the Magellan Spirit, which charter had an original term of two years and was further extended by 21 months to June 2022. Time-charter hire expense for the year ended December 31, 2021 was $23.5 million (December 31, 2020 – $23.6 million, December 31, 2019 - $20.0 million) and such amounts are reflected in discontinued operations (see Note 23) in the consolidated statements of (loss) income.
On May 11, 2020, Teekay and Seapeak agreed to eliminate all of Seapeak's incentive distribution rights, which were held by Teekay GP LLC, in exchange for the issuance to a subsidiary of Teekay Corporation of 10.75 million newly-issued common units of Seapeak. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. As a result of the share issuance of Seapeak, the Company recorded a decrease to accumulated deficit of $116.6 million and an increase to accumulated other comprehensive loss of $9.0 million with a corresponding decrease in non-controlling interests of $107.6 million. The $116.6 million represents Teekay’s dilution gain from the issuance of new common units by Seapeak and is credited directly to equity, and the $9.0 million represents the change in Teekay's interest in Seapeak's accumulated other comprehensive loss. On January 13, 2022, in connection with the Seapeak merger and the closing of the sale of the Teekay Gas Business, all Seapeak common units owned by Teekay were sold for cash in an amount of $17.00 per common unit (see Note 24).
On May 8, 2019, Teekay sold to Brookfield Business Partners L.P. (or Brookfield) all of the Company’s remaining interests in Altera Infrastructure L.P. (or Altera) (previously known as Teekay Offshore Partners (or Teekay Offshore)), which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera (described below), for total cash proceeds of $100 million (or the 2019 Brookfield Transaction).

Subsequent to the deconsolidation of Altera in September 2017 and prior to the 2019 Brookfield Transaction, the Company accounted for its investment in Altera's general partner and common units under the equity method of accounting. Based on the 2019 Brookfield Transaction, the Company remeasured its investment in Altera to fair value at March 31, 2019 based on the Altera publicly-traded unit price at that date, resulting in a write-down of $64.9 million reflected in equity loss on the Company's consolidated statements of loss for the year December 31, 2019. The Company recognized a loss on sale of $8.9 million upon completion of the 2019 Brookfield Transaction in May 2019, reflected in equity loss on the Company's consolidated statements of loss for the year December 31, 2019.

Revenues recognized by the Company for services provided to Altera during the periods that Altera was a related party to the Company during the year ended December 31, 2019 were $7.6 million, which were recorded in revenues on the Company's consolidated statements of (loss) income. Fees paid by the Company to Altera for services provided by Altera to the Company during the period that Altera was a related party to the Company during the year ended December 31, 2019 were $9.6 million and were recorded in vessel operating expenses and general and administrative expenses on the Company's consolidated statements of (loss) income.
During the period that Altera was a related party to the Company, two shuttle tankers and three FSO units of Altera were employed on long-term time-charter-out or bareboat contracts with subsidiaries of Teekay. Time-charter hire expense paid by the Company to Altera during the period that Altera was a related party to the Company for the year ended December 31, 2019 were $20.8 million